COMMON STOCK (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2022	May 15, 2022	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2019
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				6,255,848
Common stock, shares outstanding				6,255,848		3,162,500	2,875,000
New Dragonfly
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.0002	$ 0.0002	$ 0.0002		$ 0.0001
Common stock, shares issued	22,634,276	20,875,475	20,040,470					20,000,000
Common stock, shares outstanding	22,634,276	20,875,475	20,040,470
Dividends on common stock declared	$ 0	$ 0	$ 0